400 Howard Street
P.O.Box 7101
San Francisco, CA 94105
Tel +1 415 670 7987
Fax +1 415 618 5462
Edward.Baer@blackrock.com

July 23, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	iShares Trust (the “Registrant”)

Securities Act File No. 333-92935

Investment Company Act File No. 811-09729

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated July 1, 2013 to the prospectuses for the funds listed in Appendix A. The purpose of this filing is to submit the 497 dated July 1, 2013 in XBRL.

If you have any questions regarding this filing, please contact Benjamin Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124 or me at (415) 670-7987.

Very truly yours,

/s/ Edward Baer
Edward Baer

cc: Benjamin Haskin, Esq.

Appendix A

iShares 10+ Year Credit Bond ETF

iShares 10-20 Year Treasury Bond ETF

iShares 1-3 Year Credit Bond ETF

iShares 1-3 Year Treasury Bond ETF

iShares 20+ Year Treasury Bond ETF

iShares 3-7 Year Treasury Bond ETF

iShares 7-10 Year Treasury Bond ETF

iShares Agency Bond ETF

iShares California AMT-Free Muni Bond ETF

iShares Core Long-Term U.S. Bond ETF

iShares Core Total U.S. Bond Market ETF

iShares Credit Bond ETF

iShares Government/Credit Bond ETF

iShares iBoxx $ High Yield Corporate Bond ETF

iShares iBoxx $ Investment Grade Corporate Bond ETF

iShares Intermediate Credit Bond ETF

iShares Intermediate Government/Credit Bond ETF

iShares MBS ETF

iShares National AMT-Free Muni Bond ETF

iShares New York AMT-Free Muni Bond ETF

iShares Short Treasury Bond ETF

iShares Short-Term National AMT-Free Muni Bond ETF